Trade and other payables (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Trade And Other Payables
Schedule of trade and other payables

Trade and other Payables	March 31, 2025 ($)	June 30, 2024 ($)
Payable to member gyms	266,368	69,019
Taxes payable	770,644	603,550
Trade payables	1,326,800	540,102
Loans from related parties	369,215	-
Accruals	920,314	778,865
Total current payables	3,653,341	1,991,536

	2024 ($)	2023 ($)
Payable to member gyms	69,019	61,065
Taxes payable	603,550	560,204
Trade payables	540,102	723,105
Provision for refund liability	-	70,000
Other Payables	778,865	620,062
Total trade and other payables	1,991,536	2,034,436